Revision (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revision increased in total liabilities	$ 4,060,284				$ 4,060,284		$ 3,502,533	$ 3,654,485
Revision increased in net income	$ 205,612	$ 229,216	$ (260,283)	$ (938,544)	$ (54,671)	$ (709,328)	(386,128)	(323,193)
Revision of Prior Period, Adjustment [Member]
Revision increased in total liabilities							48,156	20,864
Revision increased in net income							27,292	$ 17,992
Increase decrease in liabilities							$ 2,872